Memorandum accounts (Tables)	12 Months Ended
Dec. 31, 2018
Memorandum accounts
Schedule of contingent commitments

Contingent commitments	12/31/2017	12/31/2018

Available lines of credit cards and non-revolving consumer loans	136,649	144,006
Guarantees, documentary credits and loan commitments of commercial and public sector loans	78,381	94,014
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	432	253
Total	215,462	238,273

Schedule of commitments by stages

As of December 31, 2018, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	142,927	939	140	144,006
Guarantees, documentary credits and loan commitments of commercial and public sector loans	93,715	294	5	94,014
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	253	—	—	253

Total	236,895	1,233	145	238,273

Schedule of of financial instruments received as collateral

Financial instruments received as collateral	12/31/2017	12/31/2018

Debt instruments received in OTC derivatives transactions	3,783	4,044
Debt instruments received in reverse repurchase agreement transactions	51,693	107,560
Equity instruments received in securities loans transactions	7	333
Total	55,483	111,937